VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.06

LOANUID	LOANID	Edgar Loan ID	SLOANID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
	XXXX	6723049302		XX/XX/XXXX	02/28/2025	12	112222111000	0	9
	XXXX	6723122429		XX/XX/XXXX	02/28/2025	12	112212111111	0	12